United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4743

(Investment Company Act File Number)

Federated Equity Income Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/13

Date of Reporting Period: Quarter ended 08/31/13

Item 1. Schedule of Investments

Federated Equity Income Fund, Inc.
Portfolio of Investments
August 31, 2013 (unaudited)
Shares		Value
	COMMON STOCKS—99.3%
	Consumer Discretionary—8.8%
260,425	Comcast Corp., Class A	$10,961,288
140,465	Home Depot, Inc.	10,463,238
258,115	Lowe's Cos., Inc.	11,826,829
82,475	Macy's, Inc.	3,664,364
259,255	Staples, Inc.	3,606,237
101,795	Target Corp.	6,444,641
297,420	Time Warner, Inc.	18,002,833
145,855	Toyota Motor Credit Corp., ADR	17,617,826
143,430	Viacom, Inc., Class B	11,411,291
249,925	Whirlpool Corp.	32,152,851
	TOTAL	126,151,398
	Consumer Staples—6.5%
103,235	Archer-Daniels-Midland Co.	3,634,904
180,645	Avon Products, Inc.	3,571,352
619,700	CVS Caremark Corp.	35,973,585
244,495	Energizer Holdings, Inc.	24,163,441
300,300	Kroger Co.	10,990,980
73,195	Molson Coors Brewing Co., Class B	3,571,184
43,150	Philip Morris International, Inc.	3,600,436
297,540	Safeway Inc.	7,706,286
	TOTAL	93,212,168
	Energy—10.0%
179,415	BP PLC, ADR	7,409,840
150,453	Chevron Corp.	18,119,055
110,280	ConocoPhillips	7,311,564
144,535	ENI SpA, ADR	6,573,452
502,361	Exxon Mobil Corp.	43,785,785
99,685	Marathon Petroleum Corp.	7,228,159
106,020	Murphy Oil Corp.	7,147,868
215,475	Royal Dutch Shell PLC, Class A, ADR	13,917,530
384,095	Transocean Ltd.	17,334,207
407,345	Valero Energy Corp.	14,472,968
	TOTAL	143,300,428
	Financials—28.5%
326,043	Ace Ltd.	28,600,492
1,476,560	Aegon NV, ADR	10,483,576
107,410	Aflac, Inc.	6,207,224
360,660	Allstate Corp.	17,282,827
69,480	American Financial Group, Inc.	3,580,304
79,300	Assurant, Inc.	4,206,072
352,870	Bank of New York Mellon Corp.	10,494,354
89,615	Chubb Corp.	7,453,280
176,895	Comerica, Inc.	7,224,392
26,205	Everest Re Group Ltd.	3,588,775
1,124,435	Fifth Third Bancorp	20,565,916
232,380	Goldman Sachs Group, Inc.	35,351,969
957,745	Hartford Financial Services Group, Inc.	28,349,252

Shares		Value
	COMMON STOCKS—continued
	Financials—continued
850,300	J.P. Morgan Chase & Co.	$42,965,659
1,351,215	KeyCorp	15,768,679
424,950	Lincoln National Corp.	17,864,898
311,925	MetLife, Inc.	14,407,816
1,093,485	Mitsubishi UFJ Financial Group, Inc., ADR	6,375,018
360,690	PNC Financial Services Group	26,067,066
113,190	PartnerRe Ltd.	9,864,508
96,085	Primerica, Inc.	3,567,636
171,800	Principal Financial Group, Inc.	7,030,056
97,370	Prudential Financial, Inc.	7,291,066
158,215	State Street Corp.	10,556,105
733,965	Sumitomo Mitsui Financial Group, Inc., ADR	6,495,590
103,050	The Travelers Cos., Inc.	8,233,695
121,125	Unum Group	3,576,821
1,022,309	Wells Fargo & Co.	41,996,454
118,255	XL Group PLC	3,495,618
	TOTAL	408,945,118
	Health Care—15.6%
835,835	Abbott Laboratories	27,858,380
226,845	Aetna, Inc.	14,379,705
173,149	Amgen, Inc.	18,862,852
352,495	Eli Lilly & Co.	18,118,243
159,160	Humana, Inc.	14,655,453
124,463	Johnson & Johnson	10,754,848
341,605	Medtronic, Inc.	17,678,059
538,955	Merck & Co., Inc.	25,487,182
139,420	Omnicare, Inc.	7,580,265
1,683,200	Pfizer, Inc.	47,483,072
101,940	Quest Diagnostics, Inc.	5,975,723
69,910	St. Jude Medical, Inc.	3,524,163
272,450	Teva Pharmaceutical Industries Ltd., ADR	10,413,039
	TOTAL	222,770,984
	Industrials—9.9%
268,355	Deluxe Corp.	10,559,769
1,387,110	Donnelley (R.R.) & Sons Co.	23,136,995
292,710	Emerson Electric Co.	17,670,903
283,785	Fluor Corp.	18,000,483
462,689	General Electric Co.	10,706,623
241,030	Ingersoll-Rand PLC, Class A	14,254,514
644,400	Knight Transportation, Inc.	10,490,832
39,475	L-3 Communications Holdings, Inc.	3,565,777
227,184	Manpower, Inc.	14,732,882
41,690	Rockwell Automation, Inc.	4,053,519
50,595	Rockwell Collins, Inc.	3,580,608
220,500	Tyco International Ltd.	7,285,320
72,095	URS Corp.	3,570,144
	TOTAL	141,608,369
	Information Technology—10.6%
437,345	Activision Blizzard, Inc.	7,137,470
56,665	Apple, Inc.	27,598,688
93,245	Avnet, Inc.	3,595,527

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
121,325		CA, Inc.	$3,548,756
1,218,595		Cisco Systems, Inc.	28,405,450
70,955		Computer Sciences Corp.	3,558,393
736,075		Corning, Inc.	10,334,493
49,430		DST Systems, Inc.	3,527,819
79,545		Fidelity National Information Services, Inc.	3,536,571
553,130		Hewlett-Packard Co.	12,356,924
59,245		IBM Corp.	10,798,586
155,430		Jabil Circuit, Inc.	3,546,913
486,555		LSI Logic Corp.	3,605,373
230,541		Microsoft Corp.	7,700,069
90,250		NetApp, Inc.	3,748,985
115,535		Oracle Corp.	3,680,945
54,145		Qualcomm, Inc.	3,588,731
65,510		Sandisk Corp.	3,614,842
123,385		Seagate Technology, Inc.	4,728,113
361,950		Xerox Corp.	3,612,261
		TOTAL	152,224,909
		Materials—2.3%
248,545		Avery Dennison Corp.	10,627,784
151,845		International Paper Co.	7,168,602
170,450		LyondellBasell Industries NV	11,957,068
104,819		Worthington Industries, Inc.	3,493,617
		TOTAL	33,247,071
		Telecommunication Services—3.5%
403,155		CenturyLink, Inc.	13,352,494
448,135		NTT DOCOMO, Inc., ADR	7,183,604
211,045		Verizon Communications, Inc.	9,999,312
606,340		Vodafone Group PLC, ADR	19,615,099
		TOTAL	50,150,509
		Utilities—3.6%
2,014,505		AES Corp.	25,604,358
747,560		Ameren Corp.	25,275,004
		TOTAL	50,879,362
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,268,908,710)	1,422,490,316
		INVESTMENT COMPANY—1.3%
19,029,282	[1,2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.07% (AT NET ASSET VALUE)	19,029,282
		TOTAL INVESTMENTS—100.6% (IDENTIFIED COST $1,287,937,992)[3]	1,441,519,598
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[4]	(9,031,715)
		TOTAL NET ASSETS—100%	$1,432,487,883
1	Affiliated holding.
2	7-day net yield.
3	At August 31, 2013, the cost of investments for federal tax purposes was $1,287,937,992. The net unrealized appreciation of investments for federal tax purposes was $153,581,606. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $166,326,273 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,744,667.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2013.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Directors (the “Directors”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investments within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of August 31, 2013, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Income Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 22, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 22, 2013